Goodwill and Intangible Assets (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
PBS acquisition adjustment					$ (590,000)
Goodwill and Intangible Assets (Textual) [Abstract]
Amortization expense for acquired intangible assets	1,700,000	700,000	3,000,000	1,400,000	2,700,000	2,200,000	3,400,000
Planned Benefits Systems (PBS) [Member]
Goodwill [Line Items]
PBS acquisition adjustment					$ (590,000)